Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Composition of Goodwill and Changes

Composition of goodwill and changes therein the years ended December 31, 2017 and 2016 are as follows:

	December 31
	2017	2016
	$ in thousands
Balance at the beginning of year	176,374	170,177
Acquired during the year	1,112	6,197

Balance at the end of year	177,486	176,374

Summary of Other Intangible Assets

Other intangible assets are composed as follows:

	December 31
	2017	2016
	$ in thousands
Cost:
Intellectual property	67,650	67,350
Customer relations	97,483	97,483
Trade name	6,008	6,008
IPR&D	8,800
Other	143	143

	180,084	170,984

Less: accumulated amortization	111,858	86,774

	68,226	84,210

Estimated Amortization Expense

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2018	25,531
2019	18,657
2020	10,301
2021	3,718
2022	1,004
2023 and thereafter	215

59,426